WARRANTS - Warrants Issued by Arrival (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 24, 2021	Dec. 31, 2021
Warrants [Line Items]
Number of warrants issued	20,112,493,000
Fair value of warrants	$ 208,586	$ 208,586
Private Warrants
Warrants [Line Items]
Number of warrants issued	7,175,000,000
Fair value of warrants	$ 79,858
Public Warrants
Warrants [Line Items]
Number of warrants issued	12,937,493,000
Fair value of warrants	$ 128,728